Expected credit loss measurement - Changes to ECL models, scenarios, scenario weights and key inputs (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	$ (1,244)	$ (1,091)	$ (1,165)
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	580
Stage 1 and 2 positions | Twelve-month expected credit losses
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(308)	(260)	(282)
Stage 1 and 2 positions | Lifetime expected credit losses
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(272)	(267)	(220)
Stage 3 positions | Lifetime expected credit losses
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	$ (664)	$ (564)	$ (662)
Mild debt crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	15.00%	0.00%
Total allowance and provisions	$ (492)
Global crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	0.00%	15.00%
Total allowance and provisions		$ (638)
Stagflationary geopolitical crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	25.00%	25.00%
Total allowance and provisions	$ (1,322)	$ (1,204)
Baseline
Disclosure Of Provision Matrix [Line Items]
Assigned weights	60.00%	60.00%
Total allowance and provisions	$ (396)	$ (329)
Asset price inflation
Disclosure Of Provision Matrix [Line Items]
Assigned weights	0.00%	0.00%
Total allowance and provisions	$ (219)	$ (295)
Large corporate clients | Stage 1 and 2 positions | Lifetime expected credit losses
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(66)
Large corporate clients | Mild debt crisis
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(146)
Large corporate clients | Global crisis
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions		(174)
Large corporate clients | Stagflationary geopolitical crisis
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(252)	(199)
Large corporate clients | Baseline
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(108)	(97)
Large corporate clients | Asset price inflation
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(53)	(84)
Model updates
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	27
Post-model adjustment | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	133	$ 131
Investment Bank | Model updates | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	16
Personal & Corporate Banking | Model updates | Large corporate clients and SME clients
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	$ 12